FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 14. – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents, restricted cash and accounts payable, approximate their respective fair values due to the short-term nature of such instruments.

The fair value of the 2017 Senior Secured Convertible Notes was $6,845,147 as of December 31, 2017. All Convertible Notes fall within Level 3 of the fair value hierarchy as their value is based on the credit worthiness of the Company, which is an unobservable input.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. The Company had no financial assets or liabilities as of December 31, 2018 and 2017:

		Quoted Prices in	Significant Other	Significant
	Balance as of	Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Debenture warrant liability	$4,323,499	$—	—	4,323,499
Leapfrog warrant liability	622,436	—	—	622,436
Derivative liability	496,260	—	—	496,260
Put liability	—	—	—	—
Total liabilities	$5,442,195	$—	$—	$5,442,195
Securities:
Certificates of deposit	—	—	—	—
Money Market funds	—	—	—	—
U.S. government-sponsored agency securities	2,723,264	2,723,264	—	—
Total assets	$2,723,264	$2,723,264	$—	$—

The Company received an equity position representing approximately 30% in the LLC that purchased the assets in the SRAX Md transaction.  As there is no readily available fair market value for the LLC we carry the investment on our books at our basis for the assets sold, which was $0. Additionally, the Company has no significant influence over the entity even though the Company has an approximately 30% ownership interest.

		Quoted Prices in	Significant Other	Significant
	Balance as of	Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2017	(Level 1)	(Level 2)	(Level 3)
Debenture warrant liability	$7,256,863	$—	—	7,256,863
Leapfrog warrant liability	1,873,107	—	—	1,873,107
Derivative liability	2,026,031	—	—	2,026,031
Put liability	—	—	—	—
Total liabilities	$11,156,001	$—	$—	$11,156,001
Securities:
Certificates of deposit	—	—	—	—
Money Market funds	—	—	—	—
U.S. government-sponsored agency securities	—	—	—	—
Total assets	$—	$—	$—	$—

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows):

Outstanding, beginning of the period	$11,156,003	$—
Initial derivative liability on issuance of warrants	3,240,127	7,453,615
Change in fair value	(8,953,933)	4,134,166
Less accretion and conversion of debenture warrants	—	(431,780)
Warrant liabilities	$5,442,195	$11,156,001

The Company accounts for its investments in equity securities in accordance with ASC 321-10 Investments - Equity Securities. The equity securities may be classified into two categories and accounted for as follows:

•

Equity securities with a readily determinable fair value are reported at fair value, with unrealized gains and losses included in earnings. Any dividends received are recorded in interest income, the fair value of equity investments with fair values is primarily obtained from third-party pricing services.

•

Equity securities without a readily determinable fair value are reported at their cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer and their impact on fair value. Any dividends received are recorded in interest income. For equity investments without readily determinable fair values, when an orderly transaction for the identical or similar investment of the same issuer is identified, we use the valuation techniques permitted under ASC 820 Fair Value Measurement to evaluate the observed transaction(s) and adjust the fair value of the equity investment.

Equity investments include the Company’s retention of an approximately 30% membership interest in the purchaser of SRAXmd group of assets (a limited liability company). The investment was valued initially at its cost basis which was nil. The Company has limited access to operating results and information and has no significant influence over the purchaser of SRAXmd. The operating agreement designates a different managing member for that entity. Accordingly, the value at December 31, 2018 is nil and is a level 3 asset.

Big Token, Inc. [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 9 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including accounts payable, approximate their respective fair values due to the short-term nature of such instruments.